CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Operating activities
Loss before tax	$ (15,407)	$ (46,545)	$ (7,259)
Adjustments reconciling loss before tax to operating cash flows:
Depreciation and amortization	17,326	15,802	12,540
Net finance (income)/expense	(15,164)	1,893	1,889
Loss on disposal of assets	465	502	0
Share based payment expense	7,907	2,524	0
Other	233	0	0
Changes in working capital:
(Increase) in inventories	(18,934)	(10,158)	(5,978)
(Increase) in trade receivable	(13,867)	(12,172)	(11,889)
(Increase) in other receivables	(1,950)	(6,105)	(911)
(Decrease)/increase in trade payables	(751)	3,014	3,738
Increase in other current liabilities	7,643	2,039	11,146
Interest received	1,159	98	0
Interest paid	(531)	(2,312)	(4,726)
Other finance income	508	0	0
Tax received/(paid)	1,297	(2,266)	(5,339)
Cash flow used in operating activities	(30,066)	(53,686)	(6,789)
Investing activities
Purchase of intangible assets	(1,378)	(4,325)	(7,791)
Purchase of property, plant and equipment	(7,173)	(10,482)	(3,460)
Proceeds from sale of property, plant and equipment	0	144	0
Acquisition of subsidiaries, net of cash acquired	0	0	(4,593)
(Increase)/decrease in other non-current financial assets	(162)	(297)	2
Cash flow used in investing activities	(8,713)	(14,960)	(15,842)
Financing activities
Proceeds from issue of share capital	24	264,706	19,155
Share issue costs	0	(19,484)	0
Proceeds from interest-bearing loans and borrowings	0	2,312	7,930
Repayment of interest-bearing loans and borrowings	0	(65,627)	0
Payment of principal portion of lease liability	(2,908)	(2,845)	(1,490)
Cash flow (used in)/from financing activities	(2,884)	179,062	25,595
Net cash flow during the period	(41,663)	110,416	2,964
Cash at bank and in hand at the beginning of the Period	118,096	8,655	6,162
Net foreign exchange difference	(1,324)	(975)	(471)
Cash at bank and in hand at the end of the period	$ 75,109	$ 118,096	$ 8,655